Reporting entity	12 Months Ended
Dec. 31, 2022
Reporting entity
Reporting entity
1.	Reporting entity:

Greenbrook TMS Inc. (the “Company”), an Ontario corporation along with its subsidiaries, controls and operates a network of outpatient mental health services centers that specialize in the provision of Transcranial Magnetic Stimulation (“TMS”) therapy and other treatment modalities for the treatment of depression and related psychiatric services.

The Company’s head and registered office is located at 890 Yonge Street, 7th Floor, Toronto, Ontario, Canada, M4W 3P4. The Company’s United States corporate headquarters is located at 8401 Greensboro Drive, Suite 425, Tysons Corner, Virginia, USA, 22102.